Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement	12 Months Ended
Mar. 31, 2024 $ / shares shares
May 2, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.71	[1]
Number outstanding and exercisable (in Shares) | shares	453,759	[1]
Average remaining contractual life	1 month 2 days	[1]
November 8, 2025 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 0.65
Number outstanding and exercisable (in Shares) | shares	888,889
Average remaining contractual life	1 year 7 months 9 days
December 31, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 0.65
Number outstanding and exercisable (in Shares) | shares	38,889
Average remaining contractual life	1 year 7 months 20 days
Total [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1
Number outstanding and exercisable (in Shares) | shares	1,381,537
Average remaining contractual life	1 year 1 month 9 days

[1]	Subsequently expired unexercised.